Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 33,770	$ 40,886	$ 589,668
Accounts receivable	52,761	52,761	55,169
Inventory	469,972	457,646	196,553
Prepaid expenses and other current assets	300,916	315,222	432,082
TOTAL CURRENT ASSETS	857,419	866,515	1,273,472
Property and equipment, net	346,869	245,667	3,834
Operating lease right-of-use asset	24,761	62,113	49,432
TOTAL ASSETS	1,229,049	1,174,295	1,326,738
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,050,411	1,023,563	941,309
Accounts payable - related party	6,427	27,029	124,370
Convertible loans payable, net of discounts	67,458	73,664	176,703
Due to officers	343,759	222,492	17,485
Derivative liability	60,110	184,025	354,160
Current portion of operating lease liability	24,761	62,113	39,148
Current portion of financing lease liability	38,559	14,327	0
Common stock subscriptions liability	138,800	0	377,350
TOTAL CURRENT LIABILITIES	1,730,285	1,607,213	2,030,525
Financing lease liability, net of current portion	116,881	48,946	0
Operating lease liability, net of current portion	0	0	10,283
TOTAL LIABILITIES	1,847,166	1,656,159	2,040,808
COMMITMENTS AND CONTINGENICES
STOCKHOLDERS' DEFICIT:
Preferred stock, par value $.001 per share; 500,000,000 shares authorized, 9,780,976 shares issued and outstanding at both June 30, 2023 and December 31, 2022	9,781	9,781	9,781
Common stock, par value $.001 per share; 1,000,000,000 shares authorized, 215,020,172 and 182,934,483 shares issued and outstanding in June 30, 2023 and December 31, 2022, respectively	215,020	182,934	143,840
Common stock subscriptions; 1,500,000 and 0 shares as of June 30, 2023 and December 31, 2022, respectively	30,000	0	792,745
Additional paid in capital	24,795,948	23,678,396	20,777,401
Accumulated deficit	(25,667,514)	(24,337,973)	(22,395,393)
Accumulated other comprehensive loss	(1,352)	(15,002)	(42,444)
TOTAL STOCKHOLDERS' DEFICIT	(618,117)	(481,864)	(714,070)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,229,049	$ 1,174,295	$ 1,326,738